SCHEDULE OF SEGMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue from External Customer [Line Items]
Compensation			$ 3,578	$ 2,026
Cost of products, materials, and supplies	$ 283,484	$ 271,830	549,131	525,736
Production Services [Member]
Revenue from External Customer [Line Items]
Compensation	47,045	46,937	94,072	92,657
Cost of products, materials, and supplies	65,449	66,779	118,466	123,276
Transport and rental	29,334	28,876	57,649	56,357
Depreciation and amortization	19,817	20,021	40,048	37,750
Other	20,726	29,029	40,189	57,179
Total	182,371	191,642	350,424	367,219
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Compensation	35,848	33,848	72,505	66,452
Cost of products, materials, and supplies	17,434	18,126	35,366	35,240
Transport and rental	23,030	15,631	45,316	31,016
Depreciation and amortization	11,646	10,666	23,051	21,230
Other	13,629	14,181	24,222	31,105
Total	$ 101,587	$ 92,452	$ 200,460	$ 185,043